Schedule of Investments (unaudited)	iShares® Factors US Value Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 2.0%
Loyalty Ventures Inc.(a)	5,003	$150,440

Aerospace & Defense — 0.4%
Northrop Grumman Corp.	75	29,030

Agricultural & Farm Machinery — 0.1%
AGCO Corp.	66	7,657

Air Freight & Logistics — 1.1%
CH Robinson Worldwide Inc.	57	6,135
Expeditors International of Washington Inc.	399	53,582
FedEx Corp.	86	22,243
		81,960
Alternative Carriers — 0.6%
Lumen Technologies Inc.	3,408	42,770

Aluminum — 0.2%
Alcoa Corp.	195	11,618

Apparel Retail — 0.2%
Victoria’s Secret & Co.(a)	311	17,273

Apparel, Accessories & Luxury Goods — 0.5%
Columbia Sportswear Co.	221	21,534
Ralph Lauren Corp.	154	18,305
		39,839
Application Software — 1.1%
CDK Global Inc.	9	376
Citrix Systems Inc.	502	47,484
Manhattan Associates Inc.(a)	244	37,939
		85,799
Asset Management & Custody Banks — 1.4%
Ameriprise Financial Inc.	72	21,720
Franklin Resources Inc.	903	30,241
Northern Trust Corp.	116	13,875
State Street Corp.	414	38,502
		104,338
Automobile Manufacturers — 0.1%
Ford Motor Co.	196	4,071
Automotive Retail — 0.4%
AutoNation Inc.(a)	81	9,465
AutoZone Inc.(a)	9	18,867
		28,332
Biotechnology — 1.6%
Amgen Inc.	199	44,769
Biogen Inc.(a)	83	19,914
Gilead Sciences Inc.	725	52,642
		117,325
Building Products — 1.4%
Lennox International Inc.	209	67,791
Masco Corp.	541	37,989
Trane Technologies PLC	3	606
		106,386
Cable & Satellite — 0.2%
Altice USA Inc., Class A(a)	428	6,925
Comcast Corp., Class A	194	9,764
Sirius XM Holdings Inc.(b)	233	1,480
		18,169
Security	Shares	Value

Communications Equipment — 2.4%
Cisco Systems Inc.	968	$61,342
Motorola Solutions Inc.	251	68,197
Ubiquiti Inc.	160	49,072
		178,611
Computer & Electronics Retail — 0.4%
Best Buy Co. Inc.	285	28,956

Construction Machinery & Heavy Trucks — 0.3%
Allison Transmission Holdings Inc.	582	21,156

Consumer Finance — 2.8%
Ally Financial Inc.	1,848	87,983
Capital One Financial Corp.	251	36,418
OneMain Holdings Inc.	979	48,989
SLM Corp.	438	8,615
Synchrony Financial	659	30,571
		212,576
Data Processing & Outsourced Services — 0.8%
Concentrix Corp.	86	15,361
Paychex Inc.	99	13,514
Western Union Co. (The)	1,732	30,899
		59,774
Department Stores — 0.0%
Kohl’s Corp.	67	3,309

Diversified Banks — 0.5%
Citigroup Inc.	62	3,744
JPMorgan Chase & Co.	208	32,937
		36,681
Drug Retail — 0.1%
Walgreens Boots Alliance Inc.	204	10,641

Electric Utilities — 1.8%
Duke Energy Corp.	167	17,518
Entergy Corp.	338	38,076
Exelon Corp.	44	2,541
FirstEnergy Corp.	19	790
Hawaiian Electric Industries Inc.	1,043	43,285
IDACORP Inc.	48	5,439
NRG Energy Inc.	462	19,903
Pinnacle West Capital Corp.	41	2,894
Xcel Energy Inc.	28	1,896
		132,342
Electrical Components & Equipment — 0.5%
Nvent Electric PLC	955	36,290

Electronic Equipment & Instruments — 0.2%
Vontier Corp.	527	16,195

Electronic Manufacturing Services — 0.2%
Jabil Inc.	164	11,537

Environmental & Facilities Services — 0.9%
Republic Services Inc.	204	28,448
Waste Management Inc.	257	42,893
		71,341
Financial Exchanges & Data — 0.4%
MSCI Inc.	52	31,860

Food Retail — 1.7%
Albertsons Companies Inc., Class A	2,073	62,584

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Food Retail (continued)
Kroger Co. (The)	1,501	$67,935
		130,519
Footwear — 0.6%
Deckers Outdoor Corp.(a)	124	45,422

Forest Products — 1.7%
Louisiana-Pacific Corp.	1,640	128,494

Gas Utilities — 0.0%
National Fuel Gas Co.	29	1,854

General Merchandise Stores — 1.0%
Target Corp.	315	72,904

Health Care Distributors — 0.2%
Cardinal Health Inc.	157	8,084
McKesson Corp.	33	8,203
		16,287
Health Care Equipment — 0.6%
Abbott Laboratories	207	29,133
Baxter International Inc.	7	601
Hologic Inc.(a)	56	4,288
Medtronic PLC	96	9,931
		43,953
Health Care Facilities — 0.0%
Encompass Health Corp.	15	979

Health Care REITs — 0.1%
Healthpeak Properties Inc.	281	10,141

Health Care Services — 2.2%
Chemed Corp.	36	19,045
CVS Health Corp.	791	81,600
DaVita Inc.(a)	288	32,763
Quest Diagnostics Inc.	6	1,038
Signify Health Inc., Class A(a)	2,264	32,194
		166,640
Health Care Supplies — 0.9%
DENTSPLY SIRONA Inc.	194	10,823
Figs Inc., Class A(a)	2,023	55,754
		66,577
Homefurnishing Retail — 0.5%
Williams-Sonoma Inc.	212	35,856

Household Products — 2.8%
Clorox Co. (The)	16	2,790
Colgate-Palmolive Co.	308	26,285
Kimberly-Clark Corp.	290	41,447
Procter & Gamble Co. (The)	877	143,459
		213,981
Housewares & Specialties — 0.3%
Newell Brands Inc.	1,061	23,172

Human Resource & Employment Services — 0.3%
ManpowerGroup Inc.	4	389
Robert Half International Inc.	198	22,081
		22,470
Hypermarkets & Super Centers — 1.9%
Costco Wholesale Corp.	31	17,599
Walmart Inc.	860	124,433
		142,032
Security	Shares	Value

Independent Power Producers & Energy Traders — 0.7%
Vistra Corp.	2,187	$49,798

Industrial Machinery — 1.9%
Dover Corp.	20	3,632
Illinois Tool Works Inc.	39	9,625
Otis Worldwide Corp.	1,398	121,724
Pentair PLC	106	7,741
		142,722
Insurance Brokers — 0.3%
Aon PLC, Class A	78	23,444

Integrated Oil & Gas — 0.0%
Chevron Corp.	8	939

Integrated Telecommunication Services — 2.0%
AT&T Inc.	1,178	28,979
Verizon Communications Inc.	2,298	119,404
		148,383
Interactive Home Entertainment — 0.5%
Activision Blizzard Inc.	160	10,645
Electronic Arts Inc.	24	3,166
Take-Two Interactive Software Inc.(a)	135	23,992
		37,803
Internet & Direct Marketing Retail — 0.7%
Qurate Retail Inc.	4,012	30,491
Wayfair Inc., Class A(a)(b)	122	23,177
		53,668
Internet Services & Infrastructure — 0.9%
Akamai Technologies Inc.(a)	82	9,597
VeriSign Inc.(a)	243	61,678
		71,275
Investment Banking & Brokerage — 8.5%
Evercore Inc., Class A	1,047	142,235
Goldman Sachs Group Inc. (The)	238	91,047
Jefferies Financial Group Inc.	3,891	150,971
Lazard Ltd., Class A	2,578	112,478
Morgan Stanley	249	24,442
Raymond James Financial Inc.	451	45,280
Stifel Financial Corp.	518	36,478
Virtu Financial Inc., Class A	1,169	33,702
		636,633
IT Consulting & Other Services — 1.2%
International Business Machines Corp.	51	6,817
Kyndryl Holdings Inc.(a)	4,704	85,142
		91,959
Leisure Products — 0.1%
Hasbro Inc.	39	3,970
Hayward Holdings Inc.(a)	192	5,036
		9,006
Life & Health Insurance — 2.1%
Aflac Inc.	582	33,983
Brighthouse Financial Inc.(a)	784	40,611
MetLife Inc.	622	38,869
Primerica Inc.	146	22,378
Principal Financial Group Inc.	143	10,343
Unum Group	451	11,081
		157,265
Life Sciences Tools & Services — 1.5%
Danaher Corp.	131	43,101

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Life Sciences Tools & Services (continued)
Thermo Fisher Scientific Inc.	101	$67,391
		110,492
Managed Health Care — 1.2%
Anthem Inc.	5	2,318
Molina Healthcare Inc.(a)	83	26,400
UnitedHealth Group Inc.	127	63,772
		92,490
Metal & Glass Containers — 0.2%
Ball Corp.	26	2,503
Silgan Holdings Inc.	217	9,296
		11,799
Multi-line Insurance — 0.7%
Assurant Inc.	160	24,938
Hartford Financial Services Group Inc. (The)	407	28,099
		53,037
Multi-Utilities — 0.9%
Ameren Corp.	362	32,222
CMS Energy Corp.	51	3,317
Consolidated Edison Inc.	208	17,747
WEC Energy Group Inc.	148	14,366
		67,652
Office REITs — 1.2%
Orion Office REIT Inc.(a)	658	12,285
SL Green Realty Corp.	1,058	75,858
		88,143
Oil & Gas Exploration & Production — 1.4%
ConocoPhillips	230	16,601
Coterra Energy Inc.	1,279	24,301
Devon Energy Corp.	1,491	65,679
Marathon Oil Corp.	48	788
		107,369
Oil & Gas Storage & Transportation — 1.8%
Antero Midstream Corp.	7,227	69,957
DTE Midstream LLC(a)	1,321	63,382
		133,339
Other Diversified Financial Services — 0.7%
Equitable Holdings Inc.	595	19,510
Voya Financial Inc.	519	34,415
		53,925
Packaged Foods & Meats — 1.5%
Campbell Soup Co.	350	15,211
Flowers Foods Inc.	2,176	59,775
General Mills Inc.	26	1,752
Hershey Co. (The)	100	19,347
JM Smucker Co. (The)	97	13,174
Mondelez International Inc., Class A	32	2,122
		111,381
Paper Packaging — 1.0%
Amcor PLC	3,537	42,479
Avery Dennison Corp.	22	4,765
Sealed Air Corp.	385	25,976
		73,220
Paper Products — 1.8%
Sylvamo Corp.(a)	4,748	132,422

Personal Products — 0.5%
Herbalife Nutrition Ltd.(a)	923	37,778
Security	Shares	Value

Pharmaceuticals — 8.9%
Bristol-Myers Squibb Co.	1,660	$103,501
Eli Lilly & Co.	149	41,157
Johnson & Johnson	1,222	209,047
Merck & Co. Inc.	2,026	155,273
Organon & Co.	539	16,412
Pfizer Inc.	2,274	134,280
Royalty Pharma PLC, Class A	299	11,915
		671,585
Property & Casualty Insurance — 4.0%
Allstate Corp. (The)	466	54,825
American Financial Group Inc./OH	311	42,706
Assured Guaranty Ltd.	368	18,474
Axis Capital Holdings Ltd.	28	1,525
Cincinnati Financial Corp.	13	1,481
CNA Financial Corp.	555	24,464
Hanover Insurance Group Inc. (The)	197	25,819
Loews Corp.	627	36,215
Mercury General Corp.	652	34,595
Old Republic International Corp.	491	12,069
Travelers Companies Inc. (The)	34	5,319
White Mountains Insurance Group Ltd.	43	43,598
		301,090
Publishing — 0.0%
News Corp., Class B	113	2,542

Regional Banks — 1.4%
Citizens Financial Group Inc.	52	2,457
Comerica Inc.	5	435
Popular Inc.	1,085	89,014
Regions Financial Corp.	794	17,309
		109,215
Reinsurance — 0.1%
Alleghany Corp.(a)	2	1,335
Everest Re Group Ltd.	16	4,383
		5,718
Research & Consulting Services — 1.4%
CACI International Inc., Class A(a)	6	1,615
Dun & Bradstreet Holdings Inc.(a)(b)	1,402	28,727
FTI Consulting Inc.(a)(b)	362	55,538
Legalzoomcom Inc.(a)	1,293	20,779
Leidos Holdings Inc.	21	1,867
		108,526
Residential REITs — 0.4%
Equity Residential	369	33,394

Restaurants — 2.1%
Domino’s Pizza Inc.	88	49,661
McDonald’s Corp.	151	40,479
Yum! Brands Inc.	471	65,403
		155,543
Retail REITs — 0.3%
Brixmor Property Group Inc.	962	24,444

Semiconductors — 2.2%
Cirrus Logic Inc.(a)(b)	166	15,275
Intel Corp.	1,019	52,479
NXP Semiconductors NV	38	8,656
Qorvo Inc.(a)(b)	134	20,956

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
December 31, 2021	(Percentages shown are based on Net Assets)

Security	Shares	Value

Semiconductors (continued)
Texas Instruments Inc.	352	$66,341
		163,707
Specialized Consumer Services — 0.3%
H&R Block Inc.	1,009	23,772
Service Corp. International	12	852
		24,624
Specialized REITs — 1.0%
Public Storage	70	26,219
SBA Communications Corp.	123	47,850
		74,069
Specialty Stores — 0.6%
Bath & Body Works Inc.	163	11,376
Dick’s Sporting Goods Inc.	199	22,883
Leslie’s Inc.(a)	576	13,628
		47,887
Steel — 0.5%
Reliance Steel & Aluminum Co.	240	38,933

Systems Software — 0.9%
McAfee Corp., Class A	1,497	38,608
NortonLifeLock Inc.	46	1,195
Oracle Corp.	39	3,401
Teradata Corp.(a)	515	21,872
		65,076
Technology Distributors — 0.2%
Avnet Inc.	383	15,791

Technology Hardware, Storage & Peripherals — 2.7%
Hewlett Packard Enterprise Co.	5,158	81,342
HP Inc.	1,316	49,574
NetApp Inc.	261	24,009
Xerox Holdings Corp.	2,055	46,525
		201,450
Tobacco — 1.4%
Altria Group Inc.	441	20,899
Philip Morris International Inc.	852	80,940
		101,839
Security	Shares	Value

Trading Companies & Distributors — 0.4%
Watsco Inc.	10	$3,129
WW Grainger Inc.	53	27,466
		30,595
Trucking — 0.2%
Landstar System Inc.	22	3,939
Schneider National Inc., Class B	352	9,472
		13,411
Total Common Stocks — 99.7%
(Cost: $7,338,950)		7,502,938

Short-Term Investments

Money Market Funds — 2.1%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.07%(c)(d)(e)	135,011	135,051
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(c)(d)	20,000	20,000
		155,051
Total Short -Term Investments — 2.1%
(Cost: $155,057)		155,051

Total Investments in Securities — 101.8%
(Cost: $7,494,007)		7,657,989

Other Assets, Less Liabilities — (1.8)%		(136,652)

Net Assets — 100.0%		$7,521,337

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Affiliate of the Fund.

(d)	Annualized 7-day yield as of period end.

(e)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/21	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/21	Shares Held at 12/31/21	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$178,136	$—		$(43,075	)(a)	$(4)	$(6)	$135,051	135,011	$842	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	—	20,000	(a)	—		—	—	20,000	20,000	—		—
						$(4)	$(6)	$155,051		$842		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Schedule of Investments (unaudited) (continued)	iShares® Factors US Value Style ETF
December 31, 2021

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

•	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

•	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$7,502,938	$—	$—	$7,502,938
Money Market Funds	155,051	—	—	155,051
	$7,657,989	$—	$—	$7,657,989

Portfolio Abbreviations - Equity

REIT	Real Estate Investment Trust